UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

              Report for the Calendar Quarter Ended March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
                       This Amendment (Check only one.) :
                             [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Salzman & Co., Inc.

Address:   411 West Putnam Avenue, Suite 109, Greenwich, Ct 06830

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen B. Salzman

Title:  CEO/President

Phone:  203-302-2701

Signature, Place, and Date of Signing:

        Stephen B. Salzman      Greenwich, Ct   05/14/2007
        (Name)                  City, State     Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:      [0]

Form 13F Information Table Entry Total: 11 Items

Form 13F Information Table Value Total: $ 476,721 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[NONE]

                                                    Market                                                       Voting Discretion
                                                    Value*   Shares/Prn                   Investment   Other     -------------------
Name of Issuer         Title of Class    CUSIP      1000       Amount    SH/Prn  PUT/CALL Discretion  Managers   Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Hldg NV       Sponsored ADR    000937102   32,231    749,200    Sh                SOLE                 749,200
American Express Co       Com           025816109   15,662    277,700    Sh                SOLE                 277,700
Bed Bath & Beyond Inc     Com           075896100   38,909    968,600    Sh                SOLE                 968,600
Cabot Corp                Com           127055101   34,287    718,350    Sh                SOLE                 718,350
Cemex SAB de CV           Com           151290889   58,322  1,780,818    Sh                SOLE               1,780,818
Fastenal Co               Com           311900104   89,526  2,554,246    Sh                SOLE               2,554,246
INVESTools Inc            Com           46145P103   28,577  2,055,937    Sh                SOLE               2,055,937
Legg Mason Inc            Com           524901105   56,103    595,507    Sh                SOLE                 595,507
SPDR TR               Unit Ser 1        78462f103    6,294     44,313    Sh                SOLE                  44,313
Wal Mart Stores Inc       Com           931142103   48,119  1,024,900    Sh                SOLE               1,024,900
Western Un Co             Com           959802109   68,691  3,129,461    Sh                SOLE               3,129,461

                                              ---------
                                               476,721
                                              ---------